STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND
Sterling Capital Equity Income VIF
Investment Objective
The Fund seeks capital growth and current income.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Note also that you may be charged separate account or variable insurance contract fees, wire fees or other transaction fees by participating insurance companies. The tables and example that follow do not reflect such fees. If they had been included, the fees and expenses would have been higher. Please refer to the prospectus for the insurance company separate account for information regarding such charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND Summary - STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND
Maximum Sales Charge (load) on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND Summary - STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND
Management Fees		0.70%
Distribution and Service (12b-1) Fees
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.28%
[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND Summary - STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND	130	406	702	1,545

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND Summary - STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND	130	406	702	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113.45% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk:  The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk:  The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term bonds and lower for shorter-term bonds.

Credit Risk:  The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk:  The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk:  The possibility that the market segment on which this Fund focuses — dividend paying equity securities — will underperform other kinds of investments or market averages.

Company-Specific Risk:  The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk:  Investing in foreign securities, whether directly or indirectly in the form of ADRs or similar instruments, involves risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk:  The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk:  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

Dividend Risk:  Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Management Risk:  The risk that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Convertible Securities Risk:  Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk:  The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For periods prior to May 1, 2005, fund performance information appears for the BB&T Large Cap Value Fund, a series of the Variable Insurance Funds, the predecessor fund to the Sterling Capital Equity Income VIF pursuant to a reorganization.

Fees and charges associated with variable insurance contracts are not reflected in the bar chart and table. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns for years ended 12/31

Best quarter:	17.65%	09/30/09
Worst quarter:	–20.48%	12/31/08

Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Summary - STERLING CAPITAL EQUITY INCOME VARIABLE INSURANCE FUND	17.48%	11.36%	4.00%	4.54%	Jun. 03, 1997
S&P 500® Index (reflects no deductions for fees expenses, or taxes)	32.39%	17.94%	7.41%	6.74%	May 31, 1997